SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.1%
Adecoagro S.A.	226,114	$2,132

Brazil — 2.1%
Cia de Saneamento de Minas Gerais Copasa MG	1,222,200	4,119
Cury Construtora e Incorporadora S.A.	1,264,600	3,574
Direcional Engenharia S.A.	1,056,000	4,547
JBS SA	2,309,400	13,570
Vibra Energia S.A.	3,429,700	9,904
XP Inc., Class A	539,536	6,393
		42,107
China — 26.6%
3SBio Inc. [1]	6,322,000	4,949
Alibaba Group Holding Ltd. ADR	370,649	31,427
Atour Lifestyle Holdings Ltd. ADR	99,543	2,677
Bosideng International Holdings Ltd.	4,144,000	2,070
BYD Co. Ltd., Class H	211,000	7,243
China Construction Bank Corp., Class H	76,571,000	63,886
China Galaxy Securities Co. Ltd., Class H	10,624,500	9,699
China Hongqiao Group Ltd.	5,851,000	8,859
China Lumena New Materials Corp. [1,2]	264,100	—
China Medical System Holdings Ltd.	3,721,000	3,617
China Merchants Port Holdings Co. Ltd.	3,132,000	5,581
China Pacific Insurance Group Co. Ltd., Class H	3,802,400	12,337
China Railway Group Ltd., Class H	16,499,000	8,412
China Resources Pharmaceutical Group Ltd.	7,155,000	5,251
China State Construction International Holdings Ltd.	3,780,000	5,967
China Taiping Insurance Holdings Co. Ltd.	4,308,800	6,447
CITIC Ltd.	8,333,000	9,882
COSCO SHIPPING Holdings Co. Ltd., Class H	11,823,900	19,487
GoerTek Inc., Class A	1,113,000	3,935
Gree Electric Appliances Inc. of Zhuhai, Class A	1,446,893	9,010
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	958,769	1,970
Hengtong Optic-electric Co. Ltd., Class A	3,942,780	9,302
JD.com Inc. ADR	544,992	18,895
Kuaishou Technology, Class B [1]	945,300	5,033
Meituan, Class B [1]	1,712,100	33,441
New China Life Insurance Co. Ltd., Class H	2,472,500	7,513
Orient Overseas International Ltd.	465,500	6,898
PDD Holdings Inc. ADR [1]	152,148	14,757
People’s Insurance Company Group of China Ltd., Class H	15,308,000	7,628
PetroChina Co. Ltd., Class H	8,312,000	6,539
Ping An Insurance Group Co. of China Ltd., Class H	6,341,500	37,600
Pop Mart International Group Ltd.	666,800	7,697

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Qifu Technology Inc. ADR	461,578	$17,715
Sinotruk Hong Kong Ltd.	1,311,500	3,850
Tencent Holdings Ltd.	2,118,589	113,750
Weibo Corp. ADR	670,435	6,402
Yunnan Yuntianhua Co. Ltd., Class A	886,100	2,707
Zhejiang NHU Co. Ltd., Class A	3,579,772	10,775
ZTE Corp., Class H	2,173,400	6,814
		540,022
Greece — 0.3%
Eurobank Ergasias Services and Holdings S.A.	2,330,253	5,383

India — 19.4%
Amber Enterprises India Ltd. [1]	45,440	3,911
Aurobindo Pharma Ltd.	1,089,692	16,953
Bank of Baroda	1,963,123	5,500
Bharat Electronics Ltd.	2,529,263	8,631
Bharat Petroleum Corp. Ltd. [1]	2,116,458	7,196
Canara Bank	10,021,507	11,675
Chambal Fertilisers and Chemicals Ltd.	474,808	2,731
Coal India Ltd.	2,634,647	11,792
Coforge Ltd.	39,836	4,476
Computer Age Management Services Ltd.	147,620	8,722
Dixon Technologies India Ltd.	66,770	13,952
Dr Reddy’s Laboratories Ltd.	713,398	11,551
Embassy Office Parks REIT [3]	1,130,905	4,878
Firstsource Solutions Ltd.	1,351,275	5,911
GAIL India Ltd.	5,450,110	12,113
HDFC Asset Management Co. Ltd.	141,939	6,948
Hindalco Industries Ltd.	1,402,172	9,839
Indian Hotels Co. Ltd., Class A	825,903	8,442
Indus Towers Ltd. [1]	2,018,052	8,032
Info Edge India Ltd.	125,440	12,684
Kaynes Technology India Ltd. [1]	42,360	3,660
LIC Housing Finance Ltd.	1,131,061	7,882
Lupin Ltd.	533,748	14,663
Mahindra & Mahindra Ltd.	555,597	19,448
Max Healthcare Institute Ltd.	600,243	7,890
Metropolis Healthcare Ltd. [1]	201,765	4,882
Muthoot Finance Ltd.	316,401	7,879
Natco Pharma Ltd.	542,813	8,778
National Aluminium Co. Ltd.	3,971,576	9,787
NCC Ltd. [1]	738,044	2,353
Nippon Life India Asset Management Ltd.	732,392	6,204
NTPC Ltd.	2,294,934	8,915
Oil & Natural Gas Corp. Ltd.	3,100,421	8,654

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

India — (continued)
OneSource Specialty Pharma Ltd. [1]	175,171	$3,160
Page Industries Ltd.	7,704	4,271
Paradeep Phosphates Ltd.	1,699,136	2,180
REC Ltd.	5,914,469	34,485
Shriram Finance Ltd.	599,569	20,183
Solar Industries India Ltd.	38,910	4,432
Strides Pharma Science Ltd.	326,859	2,513
Sun Pharmaceutical Industries Ltd.	923,696	20,328
Tech Mahindra Ltd.	516,955	10,267
Zydus Lifesciences Ltd.	517,949	5,867
		394,618
Indonesia — 1.5%
Adaro Andalan Indonesia Tbk PT [1]	7,247,824	3,816
Alamtri Resources Indonesia Tbk PT	31,436,000	4,734
Astra International Tbk PT	30,290,600	9,208
Indo Tambangraya Megah Tbk PT	1,491,900	2,475
Indofood Sukses Makmur Tbk PT	3,976,500	1,902
Perusahaan Gas Negara Tbk PT	40,948,300	4,037
United Tractors Tbk PT	3,086,000	5,130
		31,302
Malaysia — 1.3%
Genting BHD	3,634,300	3,137
IHH Healthcare BHD	3,240,200	5,290
My EG Services BHD	29,161,500	6,261
Sime Darby BHD	8,306,400	4,384
Tenaga Nasional BHD	2,142,900	7,160
		26,232
Peru — 0.6%
Credicorp Ltd.	63,673	11,673

Philippines — 0.3%
International Container Terminal Services Inc.	1,024,610	6,820

Poland — 0.5%
Powszechny Zaklad Ubezpieczen SA	869,044	9,653

Russia — 0.0%
LUKOIL PJSC [1,2]	172,525	—
Sberbank of Russia PJSC ADR [1,2]	790,503	—
		—
Saudi Arabia — 1.4%
Arab National Bank	758,309	4,254
Elm Co.	24,373	7,232
Etihad Etisalat Co.	555,785	7,899

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Saudi Arabia — (continued)
Riyadh Cables Group Co.	131,317	$4,816
Saudi Awwal Bank	592,003	5,302
		29,503
Singapore — 0.6%
Sea Ltd. ADR [1]	110,700	11,745

South Africa — 0.8%
Anglogold Ashanti PLC	241,134	5,379
Old Mutual Ltd.	7,015,539	4,651
Sasol Ltd.	1,462,899	6,455
		16,485
South Korea — 12.5%
BH Co. Ltd.	277,346	3,221
BNK Financial Group Inc.	620,201	4,332
DB Insurance Co. Ltd.	110,902	7,706
GS Holdings Corp.	164,013	4,351
Hana Financial Group Inc.	275,692	10,549
Hankook Tire & Technology Co. Ltd.	216,138	5,581
HD Hyundai Electric Co. Ltd.	25,932	6,667
Hyundai Glovis Co. Ltd.	83,566	6,666
Hyundai Marine & Fire Insurance Co. Ltd.	228,157	3,814
Hyundai Mobis Co. Ltd.	66,785	10,621
Hyundai Motor Co.	97,155	13,793
Hyundai Rotem Co. Ltd.	189,945	6,372
Kia Corp.	473,945	32,072
KIWOOM Securities Co. Ltd.	43,551	3,400
Korea Gas Corp. [1]	174,378	4,076
Korea Investment Holdings Co. Ltd.	110,454	5,297
Korean Air Lines Co. Ltd.	444,221	6,759
Krafton Inc. [1]	40,623	8,560
KT Corp.	248,569	7,396
LG Innotek Co. Ltd.	48,319	5,230
LX INTERNATIONAL CORP.	193,665	3,533
OCI Holdings Co. Ltd.	75,527	2,981
PharmaResearch Co. Ltd.	45,912	8,106
Poongsan Corp.	143,195	4,835
Samsung Electronics Co. Ltd.	686,857	24,512
Samsung Life Insurance Co. Ltd.	73,024	4,673
Samsung Securities Co. Ltd.	164,159	4,800
Shinhan Financial Group Co. Ltd.	168,369	5,460
SK Hynix Inc.	166,116	19,035
SK Telecom Co. Ltd.	218,194	8,176
Woori Financial Group Inc.	853,165	8,889

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Korea — (continued)
Youngone Corp.	101,150	$2,894
		254,357
Taiwan — 22.9%
Asia Vital Components Co. Ltd.	814,019	15,469
Asustek Computer Inc.	964,000	18,113
Cathay Financial Holding Co. Ltd.	8,248,000	17,183
Compal Electronics Inc.	3,304,000	3,794
Eva Airways Corp.	12,591,000	17,033
Evergreen Marine Corp. Taiwan Ltd.	2,350,000	16,128
Hon Hai Precision Industry Co. Ltd.	7,570,298	42,488
International Games System Co. Ltd.	420,000	12,478
Lotes Co. Ltd.	91,000	5,426
MediaTek Inc.	456,000	19,681
MPI Corp.	379,000	10,705
Pou Chen Corp.	4,532,000	5,101
Quanta Computer Inc.	1,070,000	9,367
Radiant Opto-Electronics Corp.	749,000	4,489
Synnex Technology International Corp.	2,310,000	4,989
Taiwan Semiconductor Manufacturing Co. Ltd.	5,857,000	192,051
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,783	34,913
Taiwan Surface Mounting Technology Co. Ltd.	1,125,000	3,740
Wistron Corp.	2,912,000	9,237
Wiwynn Corp.	119,000	9,510
Yang Ming Marine Transport Corp.	6,064,000	14,002
		465,897
Thailand — 0.8%
Com7, Class F	6,636,000	5,082
Krung Thai Bank PCL	15,455,700	9,510
Sansiri PCL	34,225,800	1,808
		16,400
Turkey — 1.5%
AG Anadolu Grubu Holding AS	719,341	6,365
Anadolu Efes Biracilik Ve Malt Sanayii AS	797,021	4,317
Dogus Otomotiv Servis ve Ticaret AS	881,703	4,831
KOC Holding AS	2,137,026	10,791
Turk Hava Yollari AO [1]	509,157	4,045
		30,349
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	1,841,718	5,225
Emaar Properties PJSC [1]	5,349,569	18,715
		23,940
Total Common Stock
(Cost $1,777,448) — 94.4%		1,918,618

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value (000)

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)
1/13/2025[1,4,5]	$32,805,293	$33,448
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)
9/30/2025[1,4,5]	28,909,000	33,905

Total Equity-Linked Notes
(Cost $61,714) — 3.3%		67,353

	Number of Shares

PREFERENCE STOCK
Brazil — 0.5%
Bradespar SA	2,392,200	6,420
Marcopolo SA	4,359,340	5,208
		11,628
Total Preference Stock
(Cost $15,820) — 0.5%		11,628

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.42% *	32,203,748	32,204

Total Short-Term Investment
(Cost $32,204) — 1.6%		32,204

Total Investments — 99.8%
(Cost $1,887,186)		2,029,803

Other Assets in Excess of Liabilities — 0.2%		3,131

Net Assets — 100.0%		$2,032,934

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI Emerging Markets	505	Mar-2025	$27,953	$27,114	$(839)

*	The rate reported is the 7-day effective yield as of December 31, 2024.

1	Non-income producing security.

2	Level 3 security in accordance with fair value hierarchy.

3	Real Estate Investment Trust.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On 12/31/2024, the value of these securities amounted to $67,353 (000) representing 3.3% of the Net Assets.

5	Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying referenced(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
REIT	Real Estate Investment Trust
USD	United States Dollar

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$2,132	$—	$—		$2,132
Brazil	42,107	—	—		42,107
China	540,022	—	—	^	540,022
Greece	5,383	—	—		5,383
India	3,160	391,458	—		394,618
Indonesia	8,193	23,109	—		31,302
Malaysia	26,232	—	—		26,232
Peru	11,673	—	—		11,673
Philippines	—	6,820	—		6,820
Poland	—	9,653	—		9,653
Russia	—	—	—	^	—
Saudi Arabia	29,503	—	—		29,503
Singapore	11,745	—	—		11,745
South Africa	16,485	—	—		16,485
South Korea	—	254,357	—		254,357

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
Taiwan	$465,897	$—	$—	$465,897
Thailand	—	16,400	—	16,400
Turkey	30,349	—	—	30,349
United Arab Emirates	23,940	—	—	23,940
Total Common Stock	1,216,821	701,797	—	1,918,618
Equity-Linked Notes	—	67,353	—	67,353
Preference Stock
Brazil	11,628	—	—	11,628
Total Preference Stock	11,628	—	—	11,628
Short-Term Investment	32,204	—	—	32,204
Total Investments in Securities	$1,260,653	$769,150	$—	$2,029,803

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Depreciation	$(839)	$—	$—	$(839)
Total Other Financial Instruments	$(839)	$—	$—	$(839)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

*	Futures contracts are valued at the unrealized depreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3600